Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 409	$ 398
Research and development expenses	(3,273)	(3,810)
General and administrative expenses	(1,576)	(1,892)
Operating loss	(4,440)	(5,304)
Total financial income (expense), net	(185)	207
Net loss	$ (4,625)	$ (5,097)
Basic and diluted net loss per share (in Dollars per share)	$ 0	$ (0.01)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	815,746,293	500,010,114